Exhibit 99.1
Indenture Trustee Report
for
Principal Life Income Fundings Trust 2007-053 (the “Trust”)
Payment Date
December 17, 2007
CUSIP Number 74254PSB9
(i)	the amount received by the Indenture Trustee as of the last statement in respect of the principal, interest and premium, if any, on Funding Agreement No. 5-19622 (the “Funding Agreement”) issued by Principal Life Insurance Company (“Principal Life”) or the Guarantee issued by Principal Financial Group, Inc. which fully and unconditionally guarantees the payment obligations of Principal Life under the Funding Agreement.
Interest: $29,955.85
Principal: -0-
Premium, if any: -0-
(ii)	the amounts of compensation received by the Indenture Trustee during the period relating to such Payment Date.
Paid by the Trust: - 0 -
Paid by Principal Life: $6,750 in program fees were received by the Indenture Trustee on August 7, 2007 and
                                      $13,500 on November 16, 2007
(iii)	the amount of payment on such Payment Date to holders allocable to principal of and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.
Interest: $29,955.85
Principal: -0-
Unpaid Interest Accrued: -0-
(iv)	the aggregate stated principal amount of the Funding Agreement, the current interest rate or rates thereon at the close of business on such Payment Date, and the current rating assigned to the Funding Agreement.
Principal Amount: $1,098,000.00
Interest Rate: 5.20%
Ratings:
          Moody’s Investor Service: Aa2
          Standard & Poors’ Rating Service: AA

(v)	the aggregate principal balance of the notes at the close of business on such Payment Date and the current rating assigned to the notes.
Initial Principal Amount: $1,098,000.00
Reduction: -0-
Principal Amount on the Payment Date: $1,098,000.00
Ratings:
           Moody’s Investor Service: Aa2
          Standard & Poors’ Rating Service: AA

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